Related Party Transactions - Schedule of Conformation of Key Personnel (Detail) pure in Millions	Dec. 31, 2018	Dec. 31, 2017
Directors [member]
Disclosure of transactions between related parties [line items]
Number of executives	12	11
Chief executive officers at subsidiaries [member]
Disclosure of transactions between related parties [line items]
Number of executives	11	7
Corporative Manager [member]
Disclosure of transactions between related parties [line items]
Number of executives	10	11
Area Manager [member]
Disclosure of transactions between related parties [line items]
Number of executives	145	94
Deputy Managers [member]
Disclosure of transactions between related parties [line items]
Number of executives	163	155
VicePresidents[ member]
Disclosure of transactions between related parties [line items]
Number of executives	14	2